Financial Instruments and Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value Hierarchy for Financial Assets and Liabilities Measured on a Recurring Basis	The following table presents our fair value hierarchy for our financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2023 and 2022:

(in thousands)	2023				2022
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Assets:
Cash equivalents	$481,360	$9,982	$—	$491,342	$289,394	$94,828	$—	$384,222
Short-term investments	—	81,023	—	81,023	79,600	592,997	—	672,597
Non-marketable equity securities	—	—	4,435	4,435	—	—	5,329	5,329
Equity options	—	39,759	—	39,759	—	221,769	—	221,769
Foreign exchange forwards and options	—	3,471	—	3,471	—	8,946	—	8,946
Interest rate contracts - cash flow hedge	—	3,083	—	3,083	—	12,256	—	12,256
Total financial assets	$481,360	$137,318	$4,435	$623,113	$368,994	$930,796	$5,329	$1,305,119
Liabilities:
Cash convertible notes embedded conversion option	$—	($39,830)	$—	($39,830)	$—	($222,632)	$—	($222,632)
Foreign exchange forwards and options	—	(9,944)	—	(9,944)	—	(8,356)	—	(8,356)
Interest rate contracts - cash flow hedge	—	(98,908)	—	(98,908)	—	(36,982)	—	(36,982)
Contingent consideration	—	—	(18,359)	(18,359)	—	—	(18,088)	(18,088)
Total financial liabilities	$—	($148,682)	($18,359)	($167,041)	$—	($267,970)	($18,088)	($286,058)

Summary of Activity for Liabilities with Level 3 Inputs	For contingent consideration liabilities with Level 3 inputs, the following table summarizes the activity for the years ended
December 31, 2023 and 2022, all of which is related to the 2018 acquisition of STAT-Dx:

(in thousands)	2023	2022

Balance at beginning of year	($18,088)	($24,100)
Changes in fair value	(271)	112
Payments	—	5,900
Balance at end of year	($18,359)	($18,088)